Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”).

Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

The Company has restated its consolidated financial statements as of and for the year ended December 31, 2020, as well as the unaudited condensed consolidated financial statements for the six month-period ended June 30, 2020 to correct the misapplication of the accounting guidance for its Public Warrants (as defined in Note 21) and Private Warrants (as defined in Note 21).

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and its subsidiaries in which it has a controlling financial interest. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation. The Group consolidates the loss of the subsidiaries and subtracts the net loss that is attributable to the non-controlling interest holders in calculating the net income (loss) that is attributable to the Group.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Group’s Cayman Island operations and the Hong Kong dollar for all other Group operations. The Group’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes. The Group does not have any cash equivalents as of December 31, 2021 and 2020.

The Group maintains its cash in bank deposit accounts which at times may exceed insured limits. The Group has not experienced any losses in such accounts. Management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Restricted Cash — Bank Balances Held on Behalf of Customers

Restricted Cash — Bank Balances Held on Behalf of Customers

The Group maintains segregated trust accounts with licensed banks or payment platform to hold customer funds in accordance with the relevant legislation. The Group has classified customer funds as bank balances held on behalf of customers with a corresponding payable to customers in the liabilities section of the consolidated balance sheets.

Securities Owned and Derivatives

Securities Owned and Derivatives

The Group’s proprietary trading securities transactions are recorded on the trade date, as if they had settled.

Securities, futures and derivative positions are recorded at fair value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

Receivables

Receivables arise from the business of dealing in investment securities, futures and derivatives and include the amounts due on brokerage transactions on a trade-date basis. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

Receivables from broker-dealers and clearing organizations as presented in the consolidated balance sheets represent such receivables related to the Group’s customer trading activities, including customers’ cash deposits, receivables arising from unsettled trades in securities, futures and CFD trading service, and receivables arising from the Group’s TRS trading service in an amount generally equal to the market value of A-shares. Receivables from broker-dealers and clearing organizations include such receivables arising from the Group’s proprietary trading activities as well.

Commissions receivable represent commissions due from trading activities and from insurance providers once referrals have been made and the transactions have been executed under the terms of the relevant insurance policy or subscription agreement. As of December 31, 2021, and 2020, commissions receivable amounted to $32,463 and $71,253, respectively, are included in the line item “prepaids, deposits and other” in the consolidated balance sheets.

Crypto Currencies

Crypto Currencies

The following table presents the activities of the crypto currencies for the year ended December 31, 2021:

Crypto currencies at December 31, 2020	$—
Additions of crypto currencies	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies(1)	—
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021	$—

(1)      The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.

Crypto-currency Machines

Crypto-currency Machines

Management has assessed the basis of depreciation of the Group’s crypto-currency machines used to verify crypto currency transactions and generate crypto currencies and believes they should be depreciated over a 3-year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

•        the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;

•        the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and

•        technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the management’s expectations regarding the direction of the industry including potential changes in technology. Management will review this estimate annually and will revise such estimates as and when data comes available.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets.

Fixed Assets, Net

Furniture, equipment and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to ten years. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group’s customer trading activities as well as the cash balances held on behalf of customers.

The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lent to TRS trading service customers. Net loans borrowed from TRS business partners are included in the line item “payables to broker-dealers and clearing organizations”. As of December 31, 2021 and 2020, the balance of payables to broker-dealers and clearing organizations was primarily comprised of such net loans.

Commissions payable mainly represent amounts owed to referral sources of insurance brokerage business outside of the Group for transactions referred based on the terms of the underlying agreements. As of December 31, 2021, and 2020, commissions payable amounted to $26,801 and $39,180, respectively and are included in the line item “accrued expenses and other payables” in the consolidated balance sheets.

Revenue Recognition

See Note 3 for details.

Commissions and Fees

Commissions and fees related to securities, derivative and TRS trading transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Cost of Crypto Mining

Cost of crypto mining consists primarily of direct costs of earning bitcoins related to mining operations, including electric power costs and other service charges, also including depreciation of mining equipment.

Convertible Securities, Warrants and Derivative Instruments

The accounting treatment of warrants and convertible securities issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

The Company evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

If the conversion feature does not require recognition of a bifurcated derivative, the convertible instrument is evaluated for consideration of any beneficial conversion feature (“BCF”) requiring separate recognition pursuant to ASC 470. When we record a BCF, the intrinsic value of the BCF is recorded as a discount against the respective convertible security (offset to additional paid-in capital) and amortized to interest expense over the life of the debt. For convertible preferred stock, the amortization of BCF should be accounted for as a deemed dividend over the applicable period if accretion is required.

Earnings (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, earnings (loss) per share for each class of ordinary shares have the same results.

Basic earnings (loss) per ordinary share is computed by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares issued and outstanding for the periods. For the years ended December 31, 2021 and 2020, the December 2020 Convertible Debenture (as discussed in Note 14) which is convertible into the Company’s Class A ordinary shares, as represented by ADSs and December 2020 Series A Warrant

(as discussed in Note 14) which is exercisable into the Company’s Class A ordinary shares, as represented by ADSs, have the same dividend rights as the ordinary shares on an as-converted and as-exercised basis, and therefore qualify as participating securities for the period they were outstanding in accordance with ASC 260. The holders of Convertible Debenture and Series A Warrant do not have a contractual obligation to share in the Company’s losses, therefore participating securities are excluded from the calculation of earnings (loss) per share for the years ended December 31, 2021 and 2020 in which there are losses available to ordinary shareholders.

In accordance with ASC 260-10-45, the 1,933,740 Class B of Indemnity Escrow Shares and 3,867,481 Class B of Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis).

For purposes of determining diluted earnings (loss) per ordinary share, basic earnings (loss) per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the years ended December 31, 2021, 2020 and 2019 (on a retroactively adjusted basis), the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the period they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.

		Years Ended December 31,
		2021	2020	2019
SPAC Warrants	See Note 21	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	1,500,000	1,500,000	—
Convertible Debenture	See Note 14	800,000	800,000	—
December 2020 Warrants	See Note 14	13,700,000	13,700,000	—
January 2021 Call Options	See Note 15	6,000,000	—	—
Series A Convertible Preferred Shares	See Note 14	2,333,333	—	—
February 2021 Warrants	See Note 14	26,666,667	—	—
Series B Convertible Preferred Shares	See Note 14	3,615,584	—	—
December 2021 Warrants	See Note 14	2,285,715	—	—

Subsequently, an aggregate of approximately 5.4 million Class A ordinary shares were issued resulting from conversion of Series A Convertible Preferred Shares.

Non-controlling Interest

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Income attributable to non-controlling interests’ holders is presented on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) as an allocation of the total income for the periods between non-controlling interest holders and the shareholders of the Group. Under ASC 810-10-15-10(a), Consolidation, all majority-owned subsidiaries (i.e.
Fixed Assets, Net

Fixed Assets, Net

Furniture, equipment and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to ten years. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Payables

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group’s customer trading activities as well as the cash balances held on behalf of customers.

The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lent to TRS trading service customers. Net loans borrowed from TRS business partners are included in the line item “payables to broker-dealers and clearing organizations”. As of December 31, 2021 and 2020, the balance of payables to broker-dealers and clearing organizations was primarily comprised of such net loans.

Commissions payable mainly represent amounts owed to referral sources of insurance brokerage business outside of the Group for transactions referred based on the terms of the underlying agreements. As of December 31, 2021, and 2020, commissions payable amounted to $26,801 and $39,180, respectively and are included in the line item “accrued expenses and other payables” in the consolidated balance sheets.

Revenue recognition	Revenue Recognition See Note 3 for details.
Commissions and Fees

Commissions and Fees

Commissions and fees related to securities, derivative and TRS trading transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Cost of Crypto Mining

Cost of Crypto Mining

Cost of crypto mining consists primarily of direct costs of earning bitcoins related to mining operations, including electric power costs and other service charges, also including depreciation of mining equipment.

Convertible Securities, Warrants and Derivative Instruments

Convertible Securities, Warrants and Derivative Instruments

The accounting treatment of warrants and convertible securities issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

The Company evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

If the conversion feature does not require recognition of a bifurcated derivative, the convertible instrument is evaluated for consideration of any beneficial conversion feature (“BCF”) requiring separate recognition pursuant to ASC 470. When we record a BCF, the intrinsic value of the BCF is recorded as a discount against the respective convertible security (offset to additional paid-in capital) and amortized to interest expense over the life of the debt. For convertible preferred stock, the amortization of BCF should be accounted for as a deemed dividend over the applicable period if accretion is required.

Earnings (Loss) per Ordinary Share

Earnings (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, earnings (loss) per share for each class of ordinary shares have the same results.

Basic earnings (loss) per ordinary share is computed by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares issued and outstanding for the periods. For the years ended December 31, 2021 and 2020, the December 2020 Convertible Debenture (as discussed in Note 14) which is convertible into the Company’s Class A ordinary shares, as represented by ADSs and December 2020 Series A Warrant

(as discussed in Note 14) which is exercisable into the Company’s Class A ordinary shares, as represented by ADSs, have the same dividend rights as the ordinary shares on an as-converted and as-exercised basis, and therefore qualify as participating securities for the period they were outstanding in accordance with ASC 260. The holders of Convertible Debenture and Series A Warrant do not have a contractual obligation to share in the Company’s losses, therefore participating securities are excluded from the calculation of earnings (loss) per share for the years ended December 31, 2021 and 2020 in which there are losses available to ordinary shareholders.

In accordance with ASC 260-10-45, the 1,933,740 Class B of Indemnity Escrow Shares and 3,867,481 Class B of Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis).

For purposes of determining diluted earnings (loss) per ordinary share, basic earnings (loss) per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the years ended December 31, 2021, 2020 and 2019 (on a retroactively adjusted basis), the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the period they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.

		Years Ended December 31,
		2021	2020	2019
SPAC Warrants	See Note 21	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	1,500,000	1,500,000	—
Convertible Debenture	See Note 14	800,000	800,000	—
December 2020 Warrants	See Note 14	13,700,000	13,700,000	—
January 2021 Call Options	See Note 15	6,000,000	—	—
Series A Convertible Preferred Shares	See Note 14	2,333,333	—	—
February 2021 Warrants	See Note 14	26,666,667	—	—
Series B Convertible Preferred Shares	See Note 14	3,615,584	—	—
December 2021 Warrants	See Note 14	2,285,715	—	—

Subsequently, an aggregate of approximately 5.4 million Class A ordinary shares were issued resulting from conversion of Series A Convertible Preferred Shares.

Non-controlling Interest

Non-controlling Interest

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Income attributable to non-controlling interests’ holders is presented on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) as an allocation of the total income for the periods between non-controlling interest holders and the shareholders of the Group. Under ASC 810-10-15-10(a), Consolidation, all majority-owned subsidiaries (i.e., all companies in which a parent has a controlling financial interest through direct or indirect ownership of a majority voting interest) must be consolidated unless control does not rest with the majority owner. The Group owns 50% of Lion Metaverse Limited (“LML”) and controls the board of directors. Therefore, the Group has a controlling financial interest in LML and LML is consolidated in the consolidated financial statements.

On May 7, 2021, Lion NFT Limited (“LNFT”) was formed by Lion Financial Group Limited (“LFGL”) and three other shareholders in British Virgin Islands. LFGL owned 60% of equity interest of LNFT upon incorporation. During the year ended December 31, 2021, LNFT borrowed a total of $600,000 from its shareholders in the form of shareholder loans. On October 8, 2021, LFGL acquired 30% additional equity interest in LNFT for a total cash consideration of $200,000 from two of the minority shareholders.

Reclassification

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net income (loss).

Stock-based Compensation

Stock-based Compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees and nonemployees upon adoption of ASU 2018-07, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The fair value of the Company’s ordinary shares underlying stock-based awards is determined to be based on the closing price of the Company’s shares as reported by Nasdaq on the date of grant. The Company values its stock options or warrants that have service vesting requirements or performance-based awards with or without market conditions using the Binomial Option Pricing Model.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Income Taxes

Income Taxes

The amount of current taxes payable or refundable is recognized as of the date of the consolidated financial statements, utilizing currently enacted tax laws and rates of the relevant authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and tax credits based on applicable tax rates. Deferred tax assets are reduced by a valuation allowance when management determines that it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax expenses or benefits are recognized in the consolidated financial statements for the changes in deferred tax liabilities or assets between years.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Subtopic 842).” The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. A lessee will need to recognize on its balance sheets a right-of-use asset and a lease liability for the majority of its leases (other than leases that meet the definition of a short-term lease). The lease liabilities will be equal to the present value of lease payments. The right-of-use asset will be measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee’s initial direct costs. For public business entities, the standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. In June 2020, the FASB issued ASU 2020-05, “Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities”. Under the ASU, private companies may apply the new leases standard for fiscal years beginning after December 15, 2021, and to interim periods within fiscal years beginning after December 15, 2022. ASU 2016-02 is required to be applied using the modified retrospective approach for all leases existing as of the effective date and provides for certain practical expedients. Upon adoption on January 1, 2022, the Group recognized a lease liability and corresponding right-of-use asset based on the present value of minimum lease payments in an amount of approximately $1,446,000. The cumulative effect adjustment was not significant.

In June 2016, FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For private companies, the ASU on credit losses will take effect for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. All entities may adopt the amendments in this ASU through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In May 2019, FASB issued ASU 2019-05, Financial instrument — Credit Losses (Topic 326), Targeted Transition Relief, which provides an irrevocably fair value option to elect for eligible instruments. In November 2019, FASB issued ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which clarified and improved various aspects of ASU 2016-13. In November 2019, FASB issued ASU 2019-10 to amend private companies, not-for-profit organizations, and certain small public companies effective date on its credit losses (CECL) standards to fiscal years beginning after December 15, 2022 and interim periods therein. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements from the adoption of the new guidance.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40). This new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impacting the diluted EPS computation. The amendments in this ASU are effective for the Group for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. This ASU requires adoption using either modified retrospective basis or retrospective basis. The Group is currently assessing the impact that the new guidance will have on its our consolidated financial statements.